The Company - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (10-K) (Parenthetical)	Dec. 31, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 4,947,000
Accounts receivable and contract assets	3,934,000
Other assets	317,000
Accounts payable and accrued liabilities	$ 2,534,000